Loans (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Oct. 18, 2017
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 89,182	€ 60,228	€ 21,370
Current maturities	4,138	5,864
Long-term loans	93,320	66,092
Second year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	7,656	6,069
Third year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	5,274	5,847
Fourth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	5,342	6,040
Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	5,242	6,163
More than five years [Member]
Disclosure of detailed information about borrowings [line items]
Total of long term loans	€ 65,668	€ 36,109